UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/09

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    10 November 2009
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		122

Form 13F Information Table Value Total:	              $222,656  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      759 51184.000SH       Sole                51184.000
AT&T Corp.                     COM              001957109      936 34665.000SH       Sole                34665.000
Alliance Healthcard            COM              01860F103       21 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108       99 32300.000SH       Sole                32300.000
Allstate Corp.                 COM              020002101      377 12307.000SH       Sole                12307.000
Altria Group, Inc.             COM              718154107      209 11735.000SH       Sole                11735.000
AmeriGas Partners LP           COM              030975106      638 17700.000SH       Sole                17700.000
American Electric Power        COM              025537101      363 11710.000SH       Sole                11710.000
American Express               COM              025816109      506 14924.522SH       Sole                14924.522
American Natl Ins Co.          COM              028591105     6120 71835.000SH       Sole                71835.000
Apollo Investment Corp         COM              03761U106      160 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100      736 3969.000 SH       Sole                 3969.000
Ares Capital Corporation       COM              04010L103      172 15600.000SH       Sole                15600.000
BB&T Corporation               COM              054937107     3001 110186.011SH      Sole               110186.011
BP plc (ADR)                   COM              055622104      939 17638.000SH       Sole                17638.000
Bank of America                COM              060505104     3906 230844.079SH      Sole               230844.079
Barrick Gold Corp              COM              067901108     8130 214500.000SH      Sole               214500.000
Baxter Intl. Inc.              COM              071813109      300 5270.000 SH       Sole                 5270.000
Becton Dickinson & Company     COM              075887109      416 5960.000 SH       Sole                 5960.000
Berkshire Hathaway Class B     COM              084670207     9504 2860.000 SH       Sole                 2860.000
Berkshire Hathaway Inc 1/100   COM                             303  300.000 SH       Sole                  300.000
Boeing                         COM              097023105      808 14925.000SH       Sole                14925.000
Bristol Myers Squibb           COM              110122108     3320 147432.000SH      Sole               147432.000
Canadian National Railway Co   COM              136375102      225 4600.000 SH       Sole                 4600.000
Cardero Resource Corp          COM              14140U105      261 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101     5222 101725.000SH      Sole               101725.000
Chevron Texaco                 COM              166764100     1048 14880.000SH       Sole                14880.000
Cisco Sys Inc.                 COM              17275R102      528 22451.000SH       Sole                22451.000
Coca Cola                      COM              191216100     1228 22866.000SH       Sole                22866.000
Colgate Palmolive              COM              194162103      800 10485.000SH       Sole                10485.000
Colonial Bancgroup  Inc.       COM              195493309        3 41603.000SH       Sole                41603.000
Commercial Net Realty          COM              202218103      250 11650.000SH       Sole                11650.000
ConocoPhillips                 COM              20825C104     6204 137374.000SH      Sole               137374.000
Constellation Brands           COM              21036P108      451 29800.000SH       Sole                29800.000
Csx Corporation                COM              126408103      282 6746.000 SH       Sole                 6746.000
Duke Energy Corp.              COM              264399106     4920 312588.000SH      Sole               312588.000
E I Dupont De Nemour           COM              263534109      568 17668.281SH       Sole                17668.281
EMC Corporation                COM              268648102      980 57534.000SH       Sole                57534.000
Emerson Electric               COM              291011104     8636 215475.755SH      Sole               215475.755
Express Scripts, Inc           COM              302182100     5291 68195.000SH       Sole                68195.000
Exxon Mobil Corp               COM              302290101     4431 64577.731SH       Sole                64577.731
Flowers Foods, Inc.            COM              343496105      657 25007.000SH       Sole                25007.000
Fpl Group Inc                  COM              302571104      256 4640.000 SH       Sole                 4640.000
Freeport-McMoRan Copper & Gold COM              35671D857     2098 30575.000SH       Sole                30575.000
Genco Shipping                 COM              Y2685T107      965 46455.000SH       Sole                46455.000
General Dynamics               COM              369550108     5199 80485.000SH       Sole                80485.000
General Electric               COM              369604103     6185 376687.518SH      Sole               376687.518
Goldman Sachs Group Inc        COM              38141G104     3594 19496.000SH       Sole                19496.000
H J Heinz                      COM              423074103     2748 69133.269SH       Sole                69133.269
HEICO Corp.                    COM              422806109     1125 25952.000SH       Sole                25952.000
Hawaiian Electric Industries   COM              419870100     2086 115109.000SH      Sole               115109.000
Hewlett Packard                COM              428236103      254 5383.256 SH       Sole                 5383.256
Home Depot                     COM              437076102      833 31270.000SH       Sole                31270.000
Honeywell Inc.                 COM              438506107      318 8570.000 SH       Sole                 8570.000
Intel Corporation              COM              458140100     1530 78178.794SH       Sole                78178.794
International Business Machine COM              459200101     2873 24020.429SH       Sole                24020.429
J.P Morgan Chase & Co.         COM              46625H100      361 8248.000 SH       Sole                 8248.000
Johnson & Johnson              COM              478160104    12126 199146.000SH      Sole               199146.000
Johnson Controls               COM              478366107     3591 140475.000SH      Sole               140475.000
Kinder Morgan Energy Partners  COM              494550106     1472 27250.000SH       Sole                27250.000
Lantronix Inc.                 COM              516548104        6 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      319 15232.000SH       Sole                15232.000
Mcdonalds Corp.                COM              580135101     4230 74112.496SH       Sole                74112.496
Medcohealth Solutions          COM              58405U102      248 4484.000 SH       Sole                 4484.000
Merck & Co. Inc.               COM              589331107      764 24154.000SH       Sole                24154.000
Microsoft Corporation          COM              594918104     3083 119855.682SH      Sole               119855.682
Minnesota Mining Mfg           COM              604059105     3985 53996.000SH       Sole                53996.000
Monsanto Company               COM              61166W101     1981 25588.868SH       Sole                25588.868
Motorola, Inc.                 COM              620076109      113 13119.816SH       Sole                13119.816
Nordstrom, Inc.                COM              655664100     1184 38775.000SH       Sole                38775.000
Occidental Petroleum           COM              674599105      396 5050.000 SH       Sole                 5050.000
Oracle Corporation             COM              68389X105      638 30605.000SH       Sole                30605.000
Patriot Transportation Holding COM              70337B102     5218 69110.000SH       Sole                69110.000
Penn West Energy Trust         COM              707885109      479 30250.000SH       Sole                30250.000
Pepco Holdings Inc.            COM              737679100      163 10980.000SH       Sole                10980.000
Pepsico Inc.                   COM              713448108     7183 122447.184SH      Sole               122447.184
Pfizer                         COM              717081103     1526 92186.000SH       Sole                92186.000
Philip Morris International    COM              718172109      462 9485.000 SH       Sole                 9485.000
Piedmont Natural Gas Co.       COM              720186105     1078 45050.000SH       Sole                45050.000
Potash Corp. of Saskatchewan,  COM              73755L107      511 5658.000 SH       Sole                 5658.000
Procter & Gamble               COM              742718109     8739 150888.000SH      Sole               150888.000
Provident Energy Trust         COM              74386K104       61 10600.000SH       Sole                10600.000
Questar Corp.                  COM              748356102      244 6500.000 SH       Sole                 6500.000
Raytheon Company               COM              755111507      653 13620.000SH       Sole                13620.000
Regency Centers Corporation    COM              758939102      332 8970.000 SH       Sole                 8970.000
Regions Financial Corp.        COM              7591ep100      218 35146.000SH       Sole                35146.000
Royal Dutch Petroleum          COM              780257804     1398 24448.000SH       Sole                24448.000
S&P 400 Midcap MDRS            COM              595635103     1762 14064.000SH       Sole                14064.000
Schlumberger Limited           COM              806857108      784 13160.000SH       Sole                13160.000
Sony Corporation               COM              835699307      424 14505.000SH       Sole                14505.000
Southern Company               COM              842587107     6956 219639.000SH      Sole               219639.000
Spectra Energy Corp.           COM              847560109     2393 126363.000SH      Sole               126363.000
Stryker Corp Com               COM              863667101      485 10680.000SH       Sole                10680.000
Sysco Corporation              COM              871829107      405 16305.000SH       Sole                16305.000
Target Inc.                    COM              87612E106      966 20696.000SH       Sole                20696.000
Teco Energy Inc.               COM              872375100      367 26050.000SH       Sole                26050.000
Teva Pharmaceutical Industries COM              881624209      309 6112.000 SH       Sole                 6112.000
United Technologies Corp.      COM              913017109      698 11458.000SH       Sole                11458.000
Vanguard Index Small-Cap Growt COM              922908595      323 5620.000 SH       Sole                 5620.000
Vanguard Mid-Cap VIPERs        COM              922908629      475 8350.000 SH       Sole                 8350.000
Verizon Communications         COM              92343V104      680 22451.000SH       Sole                22451.000
Vulcan Materials Company       COM              929160109     5274 97539.300SH       Sole                97539.300
Wal-Mart Stores                COM              931142103      417 8495.000 SH       Sole                 8495.000
Walgreen Co                    COM              931422109      355 9485.000 SH       Sole                 9485.000
Walt Disney                    COM              254687106      313 11391.000SH       Sole                11391.000
Wealth Minerals LTD F          COM              946885100       45 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     7674 272320.102SH      Sole               272320.102
Weyerhaeuser Co.               COM              962166104     3147 85857.577SH       Sole                85857.577
Windstream Corp                COM              97381W104      109 10778.000SH       Sole                10778.000
Zimmer Holdings Inc.           COM              98956P102      249 4658.000 SH       Sole                 4658.000
ebank Financial Services Inc.  COM              278608104        0 30143.000SH       Sole                30143.000
iShares MSCI Brazil Index Fund COM              464286400     2361 34900.000SH       Sole                34900.000
Alabama Power 5.20% Div Qualif PFD              010392595      736    32475 SH       Sole                    32475
Freeport Mcmorn                PFD              35671D782      237     2300 SH       Sole                     2300
Goldman Sachs Group 6.20% Div. PFD              38144x500     2149    85400 SH       Sole                    85400
Goldman Sachs Group Flting Flo PFD              38143Y665     1631    80600 SH       Sole                    80600
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      355    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124G104      272    10100 SH       Sole                    10100
JPM Chase Series S 6.625%      PFD              48123a207      934    38450 SH       Sole                    38450
Metlife Inc. Floating Rate     PFD              59156R504     1218    61200 SH       Sole                    61200
Wells Fargo Cap XII  7.875%    PFD              94985V202     1319    51925 SH       Sole                    51925
Nicholas-Applegate Cnvrt & Inc PFD              65370F101      296    34270 SH       Sole                    34270
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